UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
  				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cardinal Bank Trust & Investments
Address: 8270 Greensboro Drive
	 McLean, VA 22102

13F File Number: 28-10927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy Piper/Bach
Title: President Trust & Investment Services
Phone: 703.848.2176

Signature, Place, and Date of Signing:


/s/ Betsy Piper/Bach  McLean, VA 07/24/2006

Report Type (Check only one.):

[    ] 13F HOLDINGS REPORT.

[ X  ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-01488		DELPHI MANAGEMENT INC
28-00147		MCGLINN CAPITAL MANAGEMENT, INC.
28-01417		ATLANTIC TRUST CO NATIONAL ASSOCIATION
28-06008		IRIDIAN ASSET MANAGEMENT LLC
28-05508		ARONSON & PARTNERS/PA
28-00787		TCW ASSET MANAGEMENT COMPANY
28-01127		CHASE INVESTMENT COUNSEL
28-05422		Artisan Partners Limited Partnership